Document and Entity Information	6 Months Ended
Jun. 30, 2015
Document and Entity Information
Entity Registrant Name	Antero Midstream Partners LP
Entity Central Index Key	0001598968
Document Type	8-K
Document Period End Date	Jun. 30, 2015
Amendment Flag	false
Current Fiscal Year End Date	--12-31